Future Minimum Lease Payments (Detail) - Mar. 31, 2016 ₨ in Millions, $ in Millions	INR (₨)	USD ($)
Operating Leased Assets [Line Items]
2017	₨ 9,333.0	$ 140.9
2018	8,668.9	130.9
2019	7,840.4	118.3
2020	6,940.8	104.8
2021	6,182.5	93.3
Thereafter	25,753.3	388.7
Total	₨ 64,718.9	$ 976.9